AMOUNT DUE FROM/TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from related party
Amount due to related party	(320,655)	(251,973)
Sean Webster [Member]
Related Party Transaction [Line Items]
Amount due to related party	(64,511)	(3,742)
Wei Zhu [Member]
Related Party Transaction [Line Items]
Amount due to related party	(232,179)	(232,179)
Hunan Longitudinal Uned Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related party	(21,810)	(15,148)
Hunan Zhang Zhong Wan Fu Company Limited [Member]
Related Party Transaction [Line Items]
Amount due to related party	(2,176)
Zhong Wang Wang Luo, Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related party	$ 21
Amount due to related party		$ (904)